Redeemable Convertible Preferred Stock (Details) (USD $)	9 Months Ended			12 Months Ended			12 Months Ended							12 Months Ended	115 Months Ended		12 Months Ended				0 Months Ended	9 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended						0 Months Ended	12 Months Ended						12 Months Ended			0 Months Ended	12 Months Ended						12 Months Ended			0 Months Ended		12 Months Ended						0 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Price greater than $37.68 per share Minimum	Dec. 31, 2012 Price between $14.80 and $37.68 per share Minimum	Dec. 31, 2012 Price between $14.80 and $37.68 per share Maximum	Dec. 31, 2012 Price less than $14.80 per share Minimum	Dec. 31, 2012 Price less than $14.80 per share Maximum	Dec. 31, 2012 Pro forma	Feb. 06, 2013 Warrant to purchase Series A preferred stock	Dec. 31, 2012 Warrant to purchase Series A preferred stock	Dec. 31, 2011 Warrant to purchase Series A preferred stock	Feb. 06, 2013 Warrant to purchase Series A preferred stock Subsequent event	Dec. 31, 2012 Redeemable Convertible Preferred Stock	Dec. 31, 2012 Redeemable Convertible Preferred Stock	Dec. 31, 2011 Redeemable Convertible Preferred Stock	Dec. 31, 2012 Series A Preferred Stock item	Dec. 31, 2011 Series A Preferred Stock	Dec. 31, 2010 Series A Preferred Stock	Jun. 30, 2013 Series A Preferred Stock Subsequent event	Feb. 06, 2013 Series A Preferred Stock Warrant to purchase Series A preferred stock	Sep. 30, 2013 Series A Preferred Stock Warrant to purchase Series A preferred stock	Dec. 31, 2012 Series A Preferred Stock Warrant to purchase Series A preferred stock	Feb. 06, 2013 Series A Preferred Stock Warrant to purchase Series A preferred stock Subsequent event	Dec. 31, 2012 Series B Preferred Stock item	Dec. 31, 2011 Series B Preferred Stock	Dec. 31, 2010 Series B Preferred Stock	Mar. 13, 2013 Series B Preferred Stock Subsequent event	Dec. 31, 2012 Series B Preferred Stock Price between $14.80 and $37.68 per share Minimum	Dec. 31, 2012 Series B Preferred Stock Price less than $14.80 per share Minimum	Dec. 31, 2012 Series B Preferred Stock Event of a closing of an IPO of the common stock not meeting certain criteria Minimum	Dec. 31, 2012 Series C Preferred Stock item	Dec. 31, 2011 Series C Preferred Stock	Dec. 31, 2010 Series C Preferred Stock	Mar. 13, 2013 Series C Preferred Stock Subsequent event	Dec. 31, 2012 Series C Preferred Stock Price between $14.80 and $37.68 per share Minimum	Dec. 31, 2012 Series C Preferred Stock Price less than $14.80 per share Minimum	Dec. 31, 2012 Series C Preferred Stock Event of a closing of an IPO of the common stock not meeting certain criteria Minimum	Dec. 31, 2012 Series C-1 Preferred Stock	Dec. 31, 2011 Series C-1 Preferred Stock	Dec. 31, 2010 Series C-1 Preferred Stock	Dec. 31, 2012 Series D Preferred Stock item	Dec. 31, 2011 Series D Preferred Stock	Dec. 31, 2010 Series D Preferred Stock	Mar. 13, 2013 Series D Preferred Stock Subsequent event	Dec. 31, 2012 Series D Preferred Stock Price between $14.80 and $37.68 per share Minimum	Dec. 31, 2012 Series D Preferred Stock Price less than $14.80 per share Minimum	Dec. 31, 2012 Series D Preferred Stock Event of a closing of an IPO of the common stock not meeting certain criteria Minimum	Dec. 31, 2012 Series D-1 Preferred Stock item	Dec. 31, 2011 Series D-1 Preferred Stock	Dec. 31, 2010 Series D-1 Preferred Stock	Dec. 31, 2012 Series E Preferred Stock item	Dec. 31, 2011 Series E Preferred Stock	Dec. 31, 2010 Series E Preferred Stock	Mar. 13, 2013 Series E Preferred Stock Subsequent event	Dec. 31, 2012 Series E Preferred Stock Minimum	Dec. 31, 2012 Series E Preferred Stock Price between $14.80 and $37.68 per share Minimum	Dec. 31, 2012 Series E Preferred Stock Price less than $14.80 per share Minimum	Dec. 31, 2012 Series E Preferred Stock Event of a closing of an IPO of the common stock not meeting certain criteria Minimum	Dec. 31, 2012 Series F Preferred Stock item	Dec. 31, 2011 Series F Preferred Stock	Dec. 31, 2010 Series F Preferred Stock	Mar. 13, 2013 Series F Preferred Stock Subsequent event	Dec. 31, 2012 Series F Preferred Stock Price between $14.80 and $37.68 per share Minimum	Dec. 31, 2012 Series F Preferred Stock Price less than $14.80 per share Minimum	Dec. 31, 2012 Series F Preferred Stock Event of a closing of an IPO of the common stock not meeting certain criteria Minimum
Redeemable Convertible Preferred Stock
Shares authorized														74,077,227	74,077,227		26,069,980	26,069,980							16,944,378	16,944,378						11,923,077	11,923,077						2,014,652	2,014,652		955,414	955,414						2,802,548	2,802,548		3,662,422	3,662,422							9,704,756	9,704,756
Par value (in dollars per share)														$ 0.001	$ 0.001		$ 0.001	$ 0.001							$ 0.001	$ 0.001						$ 0.001	$ 0.001						$ 0.001	$ 0.001		$ 0.001	$ 0.001						$ 0.001	$ 0.001		$ 0.001	$ 0.001							$ 0.001	$ 0.001
Redemption value of redeemable convertible preferred stock														$ 268,610,000	$ 268,610,000	$ 241,549,000	$ 66,665,000	$ 62,049,000							$ 67,044,000	$ 61,464,000						$ 59,909,000	$ 54,320,000						$ 9,387,000	$ 8,479,000		$ 4,325,000	$ 3,657,000						$ 11,864,000	$ 10,128,000		$ 13,393,000	$ 10,934,000							$ 36,023,000	$ 30,518,000
Shares issued																	6,410,976	6,410,976		6,457,644					4,204,185	4,204,185						2,978,062	2,978,062						457,875	457,875		234,940	234,940						636,942	636,942		816,060	816,060							2,426,171	2,426,171
Shares outstanding																	6,410,976	6,410,976	6,410,976	6,457,644					4,204,185	4,204,185	4,204,185					2,978,062	2,978,062	2,978,062					457,875	457,875	457,875	234,940	234,940	234,940					636,942	636,942	636,942	816,060	816,060	816,060						2,426,171	2,426,171	2,426,171
Shares issued on automatic conversion of preferred stock warrants into common stock upon closing of IPO	1,013,000	1,134,000	1,134,000							107,000	107,000	107,000	106,500										106,500
Issuance of preferred stock on exercise of warrant (in shares)																					47,000	46,668		46,668
Retirement of preferred stock (in shares)																												139,741							21,744										2,906										13,103								4,825
Preferential cumulative dividends per share per annum (as a percent)														8.00%
Preferred stock dividend declared (in dollars per share)															$ 0.00
Preferred stock dividend paid (in dollars per share)															$ 0.00
Price per share of preferred stock received (in dollars per share)																	$ 4.00								$ 7.40							$ 10.40							$ 10.92			$ 12.56							$ 12.56											$ 12.56
Percentage of annual compounded return on initial per share investment																																																				22.00%
Share price (in dollars per share)																																																				$ 12.56
Conversion rate for Preferred Stock									1					1	1
Share price in an IPO (in dollars per share)				$ 37.68	$ 14.80	$ 37.68		$ 14.80
Gross proceeds from IPO	87,406,000			50,000,000	50,000,000		50,000,000
Percentage voting required by outstanding preferred stockholders for automatic conversion																													67.00%	67.00%	67.00%					67.00%	60.00%	67.00%								67.00%	60.00%	67.00%									67.00%	60.00%	67.00%					67.00%	60.00%	67.00%
Intrinsic value of beneficial conversion features														$ 0
Conversion rate for preferred stock on fulfillment of certain conditions																																																								1
Number of equal installments for redemption of Preferred Stock																	3								3							3										3							3			3								3
Percentage of outstanding preferred stockholders at written election required for redemption																	67.00%								67.00%							67.00%							67.00%			85.00%							85.00%			75.00%								83.00%
Period before fifth anniversary of issue date of Preferred Stock considered for conducting election																	90 days								90 days							90 days							90 days			90 days							90 days			90 days								90 days
Base Redemption Price (in dollars per share)																	$ 4.00								$ 7.40							$ 10.40							$ 10.92			$ 12.56							$ 12.56			$ 12.56								$ 12.56
Simple interest rate per annum from the date of issuance payable on redemption of preferred stock (as a percent)																	10.00%								10.00%							10.00%							10.00%			10.00%							10.00%			10.00%								10.00%